TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Liabilities
As of December 31, 2016 and 2015, the Company’s deferred taxes were in respect of the following:

	December 31,
	2016	2015
Carry forward tax losses	$188,301	$191,561
Employee stock based compensation	30,835	27,517
Other	81,959	60,887

Deferred tax assets before valuation allowance	301,095	279,965
Valuation allowance	(181,947)	(192,332)

Deferred tax asset	119,148	87,633

Intangible assets	(8,461)	(8,045)
Undistributed earnings of subsidiary	(9,925)	(11,435)
Other	(13)	(2,682)

Deferred tax liability	(18,399)	(22,162)

Deferred tax asset, net	$100,749	$65,471

Schedule of Income Before Taxes
d.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2016	2015	2014
Domestic	$862,554	$817,164	$784,710
Foreign	34,118	56,626	45,106

	$896,672	$873,790	$829,816

Components of Income Tax Expense
e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2016	2015	2014
Current	$194,149	$203,771	$182,537
Deferred	(22,324)	(15,847)	(12,292)

	$171,825	$187,924	$170,245

Domestic	$166,152	$170,883	$154,921
Foreign	5,673	17,041	15,324

	$171,825	$187,924	$170,245

	Year ended December 31,
	2016	2015	2014
Domestic taxes:
Current	$175,522	$175,828	$165,476
Deferred	(9,370)	(4,945)	(10,555)

	166,152	170,883	154,921

Foreign taxes:
Current	18,627	27,943	17,061
Deferred	(12,954)	(10,902)	(1,737)

	5,673	17,041	15,324

Taxes on income	$171,825	$187,924	$170,245

Reconciliation Of Unrecognized Tax Benefits
f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2016	2015
Beginning balance	$284,108	$235,705
Increases related to tax positions taken during prior years	25,654	12,051
Decreases related to settlement agreements	(19,871)	—
Decreases related to expiration of statute of limitations	(5,356)	—
Increases related to tax positions taken during the current year	22,142	36,352

Ending balance	$306,677 *)	$284,108	*)

*)	As of December 31, 2016 and 2015 unrecognized tax benefit in an amounts of $6,141 and $893 were presented net from deferred tax asset.

Schedule of Effective Income Tax Reconciliation

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2016		2015		2014
Income before taxes as reported in the statements of income	$896,672		$873,790		$829,816

Statutory tax rate in Israel	25%		26.5%		26.5%
Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(5%	)	(7%	)	(5%	)
Others, net	(1%	)	2%		(1%	)

Effective tax rate	19.0%		21.5%		20.5%

*) Basic earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.26		$0.31		$0.22

Diluted earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.26		$0.30		$0.22